Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating activities:
Net Income (loss)	$ (3,577,144)	$ 2,241,986
Adjustments for:
Depreciation and amortization	409,953	49,209
Fair value change loss	1,261,892
Impairment loss	4,100,270	724,205
Other income related to tax equity	(33,529)
Recovery of receivable credit loss	(3,089,295)	(212,779)
Recognition of receivable credit loss	174,226
Loss on fixed asset disposed		4,792
Interest accretion	91,951	47,348
Income tax expense	2,961,662	908,865
Deferred income tax expense recovery	(15,502)
Share-based compensation	860,379	2,946,849
Foreign exchange gain		(236,692)
Adjustments to reconcile profit (loss)	3,144,863	6,473,783
Changes in:
Trade and other receivables	2,850,543	(2,457,074)
Unbilled revenue	6,739,118	(7,402,866)
Contract fulfilment costs		3,384,064
Inventories	(5,646,777)	(264,182)
Prepaid expenses and deposits	9,637	(908,175)
Trade and other payables	(234,005)	2,414,753
Unearned revenue	3,429,477	1,150,612
Cash generated from operating activities	10,292,856	2,390,915
Income tax paid	(1,807,858)
Net cash generated from operating activities	8,484,998	2,390,915
Investing activities:
Acquisition of property, plant and equipment	(42,908)
Purchase of GIC	(2,500,000)	(8,750,000)
Redemption of GIC	8,130,000	2,200,000
Investment in SFF Shares	(2,465,000)	(722,615)
Acquisition of NCI in Solar Alliance Devco	(94,354)
Acquisition of development asset	(7,688,664)	(1,122,465)
Cash used in investing activities	(4,660,926)	(8,394,680)
Financing activities:
Net proceeds from convertible loan		1,250,000
Proceeds from issuance of common shares, net transaction costs	104,159	5,611,802
Repayment of lease obligation	(148,724)	(29,392)
Repayment of short-term loans		(320,275)
Proceeds from short-term loan– Geddes Loan	1,251,565
Repayment from long-term debts	(479,135)	(111,111)
Repayment of shareholder loan		(593,660)
Cash generated from (used in) financing activities	727,865	(5,807,364)
Increase (decrease) in cash	4,551,937	(196,401)
Effect of changes in exchange rates on cash	(30,959)	13,851
Cash, beginning	749,427	931,977
Cash, ending	$ 5,270,405	$ 749,427